Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Tables)	6 Months Ended
Sep. 30, 2012
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS

	Six months ended September 30,
	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	181,994	587,042

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(576)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥181,418	¥587,042

	Six months ended September 30,
	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,138,985	14,146,513
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	14,258	18,499

Weighted average common shares for diluted EPS computation	14,153,244	14,165,013

	Six months ended September 30,
	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.87	¥41.50

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.82	¥41.44